Deferred tax - Reconciliation (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Reconciliation
Deferred tax liability (asset) at beginning of year	R (32,422)	R (20,649)
Current year charge	(292)	(7,624)
Current year charge - per the income statement	(417)	(7,744)
Current year charge - per the statement of comprehensive income	125	120
Foreign exchange differences recognised in income statement	26	(19)
Translation of foreign operations	700	(4,130)
Deferred tax liability (asset) at end of year	(31,988)	(32,422)
Net deferred tax assets and liabilities
Deferred tax assets	(37,193)	(37,716)
Deferred tax liabilities	5,205	5,294
Deferred tax liabilities	R (31,988)	R (32,422)